AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.6%
Common Stocks — 74.1%
Aerospace & Defense — 2.4%
Airbus SE (France)	697	$ 90,491
Astrotech Corp.*	1,613	2,823
Axon Enterprise, Inc.*	409	23,223
Boeing Co. (The)	2,580	981,613
Bombardier, Inc. (Canada) (Class B Stock)*	12,880	17,402
BWX Technologies, Inc.	312	17,849
CAE, Inc. (Canada)	566	14,380
Cobham PLC (United Kingdom)*	6,088	11,736
Dassault Aviation SA (France)	81	114,855
HEICO Corp. (Class A Stock)	114	11,093
L3Harris Technologies, Inc.	351	73,233
Leonardo SpA (Italy)	1,261	14,852
Meggitt PLC (United Kingdom)	6,272	48,742
Northrop Grumman Corp.	1,019	381,911
Rolls-Royce Holdings PLC (United Kingdom)*	5,914	57,469
Teledyne Technologies, Inc.*	142	45,723
Thales SA (France)	1,474	169,544
VirTra, Inc.*	1,943	5,401
		2,082,340
Air Freight & Logistics — 0.4%
Air T, Inc.*	322	6,166
Sinotrans Ltd. (China) (Class H Stock)	13,000	4,089
United Parcel Service, Inc. (Class B Stock)	2,573	308,297
XPO Logistics, Inc.*	181	12,954
		331,506
Airlines — 0.2%
Air Arabia PJSC (United Arab Emirates)*	24,157	8,206
Alaska Air Group, Inc.	465	30,183
Delta Air Lines, Inc.	394	22,694
JetBlue Airways Corp.*	948	15,879
Ryanair Holdings PLC (Ireland), ADR*	409	27,149
Spirit Airlines, Inc.*	296	10,745
United Airlines Holdings, Inc.*	564	49,863
		164,719
Auto Components — 0.6%
Aptiv PLC	836	73,083
Autoliv, Inc. (Sweden)	244	19,247
Bridgestone Corp. (Japan)	1,300	50,497
CIE Automotive SA (Spain)	343	8,612
Dorman Products, Inc.*	306	24,339
Koito Manufacturing Co. Ltd. (Japan)	200	9,840
Lear Corp.	155	18,274
Magna International, Inc. (Canada)	2,992	159,563
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,000	12,765
NGK Spark Plug Co. Ltd. (Japan)	600	11,502
Nifco, Inc. (Japan)	400	9,602
Nippon Seiki Co. Ltd. (Japan)	800	12,280
Press Kogyo Co. Ltd. (Japan)	300	1,258
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Stanley Electric Co. Ltd. (Japan)	3,700	$ 98,515
Toyo Tire Corp. (Japan)	900	11,458
Varroc Engineering Ltd. (India), 144A	740	4,730
Veoneer, Inc. (Sweden)*	542	8,125
Workhorse Group, Inc.*(a)	4,968	17,388
		551,078
Automobiles — 0.4%
Astra International Tbk PT (Indonesia)	47,800	22,282
Bayerische Motoren Werke AG (Germany)	468	32,933
Daimler AG (Germany)	1,004	49,861
Ferrari NV (Italy)	79	12,173
Maruti Suzuki India Ltd. (India)	690	65,447
Mitsubishi Motors Corp. (Japan)	7,700	33,590
Suzuki Motor Corp. (Japan)	600	25,524
Tesla, Inc.*(a)	198	47,692
Toyota Motor Corp. (Japan)	1,600	107,397
		396,899
Banks — 4.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,726	48,064
Absa Group Ltd. (South Africa)	1,114	11,258
Al Rajhi Bank (Saudi Arabia)	2,930	49,438
Axis Bank Ltd. (India)	8,054	77,976
Banco Bradesco SA (Brazil), ADR	5,560	45,258
Banco Comercial Portugues SA (Portugal) (Class R Stock)	94,286	19,606
Banco Santander Chile (Chile), ADR	1,048	29,344
Bank Central Asia Tbk PT (Indonesia)	62,800	134,574
Bank Negara Indonesia Persero Tbk PT (Indonesia)	54,900	28,444
Bank of America Corp.	1,278	37,279
Bank of the Ryukyus Ltd. (Japan)	300	3,101
BankUnited, Inc.	801	26,930
BAWAG Group AG (Austria), 144A*	869	34,344
BNP Paribas SA (France)	2,698	131,405
Boston Private Financial Holdings, Inc.	1,963	22,879
Capitec Bank Holdings Ltd. (South Africa)	104	8,846
CIT Group, Inc.	552	25,011
Citigroup, Inc.	2,334	161,233
City Holding Co.	301	22,951
Commerzbank AG (Germany)	5,266	30,562
Credicorp Ltd. (Peru)	444	92,547
Danske Bank A/S (Denmark)	986	13,738
East West Bancorp, Inc.	112	4,961
Erste Group Bank AG (Austria)*	2,751	90,967
Fifth Third Bancorp	2,083	57,033
FinecoBank Banca Fineco SpA (Italy)	1,728	18,316
First Abu Dhabi Bank PJSC (United Arab Emirates)	18,603	76,129
Fukuoka Financial Group, Inc. (Japan)	600	11,419
Grupo Aval Acciones y Valores SA (Colombia), ADR	1,092	8,146
HDFC Bank Ltd. (India)	2,238	38,748
Home BancShares, Inc.	1,403	26,369
A1

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom)	6,459	$ 49,563
ICICI Bank Ltd. (India), ADR	2,800	34,104
JPMorgan Chase & Co.	4,602	541,609
KBC Group NV (Belgium)	1,344	87,355
Komercni banka A/S (Czech Republic)	264	8,929
Lloyds Banking Group PLC (United Kingdom)	115,358	76,732
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,400	78,440
National Bank of Canada (Canada)	1,018	50,652
Nordea Bank Abp (Finland)	10,205	72,428
OTP Bank Nyrt (Hungary)	1,029	42,840
Pinnacle Financial Partners, Inc.	453	25,708
PNC Financial Services Group, Inc. (The)	72	10,092
Popular, Inc. (Puerto Rico)	503	27,202
Preferred Bank	343	17,966
Prosperity Bancshares, Inc.	382	26,981
Republic First Bancorp, Inc.*	3,481	14,620
Sberbank of Russia PJSC (Russia), ADR	7,812	110,759
Signature Bank	268	31,951
South State Corp.	363	27,334
TCF Financial Corp.	777	29,580
Texas Capital Bancshares, Inc.*	401	21,915
U.S. Bancorp	3,112	172,218
United Overseas Bank Ltd. (Singapore)	3,900	72,415
Van Lanschot Kempen NV (Netherlands)	445	9,789
Washington Trust Bancorp, Inc.	442	21,353
Webster Financial Corp.	313	14,670
Wells Fargo & Co.	11,015	555,597
WesBanco, Inc.	689	25,748
Western Alliance Bancorp	444	20,460
Yes Bank Ltd. (India)	7,800	4,570
		3,670,456
Beverages — 0.8%
Ambev SA (Brazil), ADR	1,800	8,316
Anheuser-Busch InBev SA/NV (Belgium)	220	20,999
Britvic PLC (United Kingdom)	1,785	21,549
China Resources Beer Holdings Co. Ltd. (China)	4,000	21,249
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	2,100	47,288
Coca-Cola Co. (The)	1,604	87,322
Constellation Brands, Inc. (Class A Stock)	23	4,767
Diageo PLC (United Kingdom)	1,124	45,939
Keurig Dr. Pepper, Inc.	1,032	28,194
Kirin Holdings Co. Ltd. (Japan)	2,800	59,380
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	600	96,583
Monster Beverage Corp.*	333	19,334
PepsiCo, Inc.	1,261	172,883
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	10,000	$ 60,428
		694,231
Biotechnology — 0.9%
3SBio, Inc. (China), 144A*	6,000	9,991
AbbVie, Inc.	1,714	129,784
Abcam PLC (United Kingdom)	1,959	27,672
ACADIA Pharmaceuticals, Inc.*	673	24,221
Agios Pharmaceuticals, Inc.*	173	5,605
Aimmune Therapeutics, Inc.*	608	12,732
Alexion Pharmaceuticals, Inc.*	398	38,980
Alkermes PLC*	283	5,521
Alnylam Pharmaceuticals, Inc.*	152	12,224
Amgen, Inc.	5	968
AnaptysBio, Inc.*	135	4,724
Anavex Life Sciences Corp.*	1,769	5,590
Argenx SE (Netherlands), ADR*	118	13,447
Arrowhead Pharmaceuticals, Inc.*(a)	709	19,980
Atara Biotherapeutics, Inc.*	320	4,518
BioMarin Pharmaceutical, Inc.*	222	14,963
Bluebird Bio, Inc.*	92	8,447
Blueprint Medicines Corp.*	158	11,608
Calyxt, Inc.*	165	931
CStone Pharmaceuticals (China), 144A*	5,500	8,851
Eagle Pharmaceuticals, Inc.*	172	9,730
Exact Sciences Corp.*	238	21,508
Exelixis, Inc.*	371	6,561
FibroGen, Inc.*	109	4,031
Galapagos NV (Belgium)*	271	41,373
Genus PLC (United Kingdom)	398	13,685
Global Blood Therapeutics, Inc.*	190	9,219
Heron Therapeutics, Inc.*	260	4,810
Immunomedics, Inc.*	1,132	15,010
Ionis Pharmaceuticals, Inc.*	250	14,978
Ligand Pharmaceuticals, Inc.*	141	14,035
Madrigal Pharmaceuticals, Inc.*	48	4,139
Mirati Therapeutics, Inc.*	181	14,102
Momenta Pharmaceuticals, Inc.*	603	7,815
Myriad Genetics, Inc.*	646	18,495
Neurocrine Biosciences, Inc.*	200	18,022
OPKO Health, Inc.*(a)	2,381	4,976
Radius Health, Inc.*	486	12,515
Recro Pharma, Inc.*	461	5,108
REGENXBIO, Inc.*	138	4,913
Sage Therapeutics, Inc.*	60	8,417
Sarepta Therapeutics, Inc.*	123	9,264
Seattle Genetics, Inc.*	257	21,948
Spectrum Pharmaceuticals, Inc.*	962	7,980
Ultragenyx Pharmaceutical, Inc.*	166	7,101
United Therapeutics Corp.*	144	11,484
Vertex Pharmaceuticals, Inc.*	894	151,461
Xencor, Inc.*	244	8,230
		831,667
Building Products — 0.2%
Blue Star Ltd. (India)	809	9,161

A2

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
DIRTT Environmental Solutions (Canada)*	3,016	$ 13,636
dormakaba Holding AG (Switzerland)*	49	31,580
Fortune Brands Home & Security, Inc.	455	24,888
Nitto Boseki Co. Ltd. (Japan)	400	12,368
Polypipe Group PLC (United Kingdom)	779	3,874
Sanwa Holdings Corp. (Japan)	1,500	16,862
Tarkett SA (France)	107	1,585
Trex Co., Inc.*	127	11,548
Tyman PLC (United Kingdom)	2,758	8,158
Universal Forest Products, Inc.	776	30,947
		164,607
Capital Markets — 1.8%
AJ Bell PLC (United Kingdom)	934	4,749
Ameriprise Financial, Inc.	34	5,001
Avanza Bank Holding AB (Sweden)	1,305	10,637
B3 SA - Brasil Bolsa Balcao (Brazil)	1,200	12,656
Blackstone Group, Inc. (The) (Class A Stock)	600	29,304
Cboe Global Markets, Inc.	182	20,914
Charles Schwab Corp. (The)	1,480	61,908
CME Group, Inc.	787	166,325
Draper Esprit PLC (United Kingdom)*	1,812	9,463
EQT AB (Sweden)*	396	3,519
Goldman Sachs Group, Inc. (The)	42	8,704
Intercontinental Exchange, Inc.	3,037	280,224
Intermediate Capital Group PLC (United Kingdom)	1,852	33,117
Investec PLC (South Africa)	6,980	35,887
IP Group PLC (United Kingdom)*	2,657	2,078
Julius Baer Group Ltd. (Switzerland)*	1,405	62,162
KKR & Co., Inc. (Class A Stock)	1,009	27,092
Legg Mason, Inc.	825	31,507
London Stock Exchange Group PLC (United Kingdom)	949	85,301
MarketAxess Holdings, Inc.	42	13,755
Moody’s Corp.	15	3,072
Morgan Stanley	1,812	77,318
Nasdaq, Inc.	154	15,300
Pendal Group Ltd. (Australia)	1,308	6,545
Rathbone Brothers PLC (United Kingdom)	245	6,668
S&P Global, Inc.	458	112,201
SEI Investments Co.	497	29,450
St. James’s Place PLC (United Kingdom)	970	11,664
State Street Corp.	813	48,121
TD Ameritrade Holding Corp.	3,650	170,455
Tikehau Capital SCA (France)	379	8,351
UBS Group AG (Switzerland)*	15,278	173,458
		1,566,906
Chemicals — 2.1%
Air Liquide SA (France)	569	81,061
Air Products & Chemicals, Inc.	1,089	241,606
Akzo Nobel NV (Netherlands)	625	55,742
BASF SE (Germany)	591	41,328
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
CF Industries Holdings, Inc.	2,141	$ 105,337
Chemours Co. (The)	254	3,795
Corteva, Inc.	160	4,480
Croda International PLC (United Kingdom)	413	24,622
Denka Co. Ltd. (Japan)	200	5,562
DIC Corp. (Japan)	1,700	47,546
Dow, Inc.	144	6,862
DuPont de Nemours, Inc.	1,778	126,789
Ecolab, Inc.	88	17,427
GCP Applied Technologies, Inc.*	895	17,229
Huntsman Corp.	310	7,211
Incitec Pivot Ltd. (Australia)	15,332	35,032
Ingevity Corp.*	113	9,587
Kansai Paint Co. Ltd. (Japan)	1,000	23,362
Koninklijke DSM NV (Netherlands)	583	70,167
Linde PLC (United Kingdom), (AQUIS)	415	80,609
Linde PLC (United Kingdom), (NYSE)	1,561	302,397
Nippon Shokubai Co. Ltd. (Japan)	600	34,258
Nippon Soda Co. Ltd. (Japan)	300	7,290
NOF Corp. (Japan)	400	13,239
Orion Engineered Carbons SA (Luxembourg)	195	3,258
PPG Industries, Inc.	402	47,641
Quaker Chemical Corp.	64	10,121
RPM International, Inc.	1,872	128,812
Sakata INX Corp. (Japan)	1,100	11,449
Sherwin-Williams Co. (The)	196	107,774
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	5,932
Symrise AG (Germany)	94	9,147
Umicore SA (Belgium)	167	6,304
Valvoline, Inc.	1,010	22,250
Victrex PLC (United Kingdom)	1,135	30,048
Westlake Chemical Corp.	134	8,780
WR Grace & Co.	380	25,369
Yara International ASA (Norway)	626	26,988
		1,806,411
Commercial Services & Supplies — 0.6%
Aqua Metals, Inc.*	1,962	3,335
ARC Document Solutions, Inc.*	2,061	2,803
Cintas Corp.	59	15,818
Country Garden Services Holdings Co. Ltd. (China)	27,000	78,070
Downer EDI Ltd. (Australia)	6,586	34,821
Edenred (France)	361	17,332
Greentown Service Group Co. Ltd. (China)	6,000	5,905
HomeServe PLC (United Kingdom)	2,479	36,144
IAA, Inc.*	483	20,156
KAR Auction Services, Inc.	925	22,709
Republic Services, Inc.	239	20,685
SPIE SA (France)	552	11,060
Stericycle, Inc.*	188	9,575
Waste Connections, Inc.	2,364	217,488
		495,901

A3

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.5%
Cisco Systems, Inc.	4,815	$ 237,909
CommScope Holding Co., Inc.*	647	7,609
Lumentum Holdings, Inc.*	269	14,407
Motorola Solutions, Inc.	666	113,493
Shenzhen Sunway Communication Co. Ltd. (China) (Class A Stock)	2,400	12,025
Viavi Solutions, Inc.*	2,177	30,489
		415,932
Construction & Engineering — 0.3%
Arcosa, Inc.	472	16,147
Dycom Industries, Inc.*	259	13,222
Jacobs Engineering Group, Inc.(a)	1,344	122,976
JGC Holdings Corp. (Japan)	2,300	30,359
Maeda Corp. (Japan)	1,800	15,764
NV5 Global, Inc.*	240	16,385
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	4,000	2,516
Valmont Industries, Inc.	230	31,841
		249,210
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,000	35,708
HeidelbergCement AG (Germany)	321	23,245
U.S. Concrete, Inc.*	461	25,484
Vulcan Materials Co.	172	26,013
		110,450
Consumer Finance — 0.2%
Ally Financial, Inc.	880	29,181
American Express Co.	594	70,258
Funding Circle Holdings PLC (United Kingdom), 144A*	3,083	3,589
Green Dot Corp. (Class A Stock)*	210	5,302
SLM Corp.	3,257	28,743
		137,073
Containers & Packaging — 0.8%
Amcor PLC	14,341	138,168
Avery Dennison Corp.	637	72,344
Ball Corp.	3,510	255,563
Berry Global Group, Inc.*	395	15,512
Crown Holdings, Inc.*	335	22,130
Huhtamaki OYJ (Finland)	246	9,810
International Paper Co.	249	10,413
Packaging Corp. of America	1,254	133,050
Vidrala SA (Spain)	78	6,544
		663,534
Distributors — 0.0%
B&S Group Sarl (Luxembourg), 144A	436	5,719
Educational Development Corp.	560	3,461
Paltac Corp. (Japan)	200	9,825
Weyco Group, Inc.	775	17,523
		36,528
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	1,400	$ 36,472
frontdoor, Inc.*	356	17,291
Hope Education Group Co. Ltd. (China), 144A	62,000	9,051
Service Corp. International	502	24,001
ServiceMaster Global Holdings, Inc.*	291	16,267
Strategic Education, Inc.	159	21,605
TAL Education Group (China), ADR*	320	10,957
WW International, Inc.*	283	10,703
		146,347
Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.	2,138	47,378
Banca Mediolanum SpA (Italy)	9,344	70,170
FirstRand Ltd. (South Africa)	19,752	81,153
Hypoport AG (Germany)*	29	7,223
ORIX Corp. (Japan)	3,300	49,407
Syncona Ltd.	3,679	10,004
Voya Financial, Inc.	396	21,558
		286,893
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	3,536	133,802
ATN International, Inc.	394	22,998
BT Group PLC (United Kingdom)	22,313	48,975
KT Corp. (South Korea)	288	6,613
KT Corp. (South Korea), ADR	2,605	29,462
Nippon Telegraph & Telephone Corp. (Japan)	4,500	215,010
Orange SA (France)	3,073	48,204
Sarana Menara Nusantara Tbk PT (Indonesia)	795,200	36,897
Telefonica Deutschland Holding AG (Germany)	11,159	31,156
		573,117
Electric Utilities — 1.9%
Alliant Energy Corp.	153	8,251
American Electric Power Co., Inc.	125	11,711
Edison International	2,179	164,340
EDP - Energias do Brasil SA (Brazil)	7,967	37,122
Electricite de France SA (France)	3,763	42,105
Entergy Corp.	2,234	262,182
Evergy, Inc.	250	16,640
Eversource Energy	823	70,342
Exelon Corp.	170	8,213
Iberdrola SA (Spain)	7,814	81,257
NextEra Energy, Inc.	3,134	730,191
Otter Tail Corp.	486	26,123
PG&E Corp.*	669	6,690
PNM Resources, Inc.	605	31,508
Power Grid Corp. of India Ltd. (India)	4,078	11,473
Southern Co. (The)	2,746	169,620
Spark Energy, Inc. (Class A Stock)	611	6,446
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	1,829	12,634

A4

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	246	$ 15,963
		1,712,811
Electrical Equipment — 0.4%
Energy Focus, Inc.*	3,926	1,847
Hubbell, Inc.	161	21,155
Idec Corp. (Japan)	300	5,489
Kendrion NV (Netherlands)	139	2,792
Mabuchi Motor Co. Ltd. (Japan)	300	11,250
Mitsubishi Electric Corp. (Japan)	9,700	129,544
nVent Electric PLC	753	16,596
Prysmian SpA (Italy)	1,416	30,431
Schneider Electric SE (France)	667	58,480
Sensata Technologies Holding PLC*	502	25,130
SGL Carbon SE (Germany)*	1,398	6,656
Teco Electric and Machinery Co. Ltd. (Taiwan)	6,000	4,838
Vicor Corp.*	352	10,391
		324,599
Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc. (China)	1,000	5,324
Amphenol Corp. (Class A Stock)	532	51,338
Carel Industries SpA (Italy), 144A	1,354	20,077
CDW Corp.	58	7,148
Cognex Corp.	454	22,305
Coherent, Inc.*	123	18,907
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	3,100	13,990
Hexagon AB (Sweden) (Class B Stock)	1,302	62,711
Hitachi Ltd. (Japan)	300	11,243
Horiba Ltd. (Japan)	100	5,833
Ibiden Co. Ltd. (Japan)	1,200	24,305
Keysight Technologies, Inc.*	1,284	124,869
Littelfuse, Inc.	53	9,397
LRAD Corp.*	2,463	8,251
Murata Manufacturing Co. Ltd. (Japan)	1,400	67,713
Nippon Ceramic Co. Ltd. (Japan)	300	7,617
Oxford Instruments PLC (United Kingdom)	144	2,255
Renishaw PLC (United Kingdom)	183	8,252
RF Industries Ltd.	634	4,489
Sensirion Holding AG (Switzerland), 144A*	172	7,617
Sinbon Electronics Co. Ltd. (Taiwan)	3,059	11,912
Sunny Optical Technology Group Co. Ltd. (China)	900	13,284
Taiwan Union Technology Corp. (Taiwan)	3,000	13,762
TE Connectivity Ltd.	1,544	143,870
Trimble, Inc.*	659	25,576
Zebra Technologies Corp. (Class A Stock)*	117	24,145
		716,190
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 0.2%
Computer Modelling Group Ltd. (Canada)	204	$ 941
Dril-Quip, Inc.*	723	36,280
Halliburton Co.	582	10,971
KLX Energy Services Holdings, Inc.*	390	3,372
Modec, Inc. (Japan)	500	12,307
Nabors Industries Ltd.	2,142	4,006
Oceaneering International, Inc.*	1,132	15,339
Schlumberger Ltd.	1,126	38,475
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	52	3,099
Tecnicas Reunidas SA (Spain)*	486	11,940
Tenaris SA (Luxembourg)	791	8,408
Tenaris SA (Luxembourg), ADR	724	15,334
Valaris PLC(a)	425	2,044
WorleyParsons Ltd. (Australia)	2,870	25,324
		187,840
Entertainment — 0.6%
Capcom Co. Ltd. (Japan)	200	5,327
Cineworld Group PLC (United Kingdom)	6,903	19,356
DeNA Co. Ltd. (Japan)	1,000	17,701
Electronic Arts, Inc.*	930	90,973
Live Nation Entertainment, Inc.*	229	15,192
Netflix, Inc.*	469	125,514
Tencent Music Entertainment Group (China), ADR*	610	7,790
Ubisoft Entertainment SA (France)*	571	41,323
Walt Disney Co. (The)	1,157	150,780
World Wrestling Entertainment, Inc. (Class A Stock)	249	17,716
		491,672
Equity Real Estate Investment Trusts (REITs) — 4.0%
Acadia Realty Trust	1,018	29,094
Alexander & Baldwin, Inc.	532	13,039
Alexandria Real Estate Equities, Inc.	309	47,598
Allied Properties Real Estate Investment Trust (Canada)	287	11,605
American Campus Communities, Inc.	983	47,263
American Homes 4 Rent (Class A Stock)	1,427	36,945
American Tower Corp.	588	130,024
AvalonBay Communities, Inc.	1,010	217,483
Boston Properties, Inc.	168	21,783
Camden Property Trust	756	83,924
Canadian Apartment Properties REIT (Canada)	304	12,499
CapitaLand Mall Trust (Singapore)	7,630	14,516
Charter Hall Retail REIT (Australia)	2,971	8,522
Concentradora Fibra Danhos SA de CV (Mexico)	3,940	5,508
CoreCivic, Inc.	1,202	20,771
Crown Castle International Corp.	1,559	216,717
CubeSmart	1,273	44,428
CyrusOne, Inc.	121	9,571

A5

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Derwent London PLC (United Kingdom)	398	$ 16,471
Dexus (Australia)	1,439	11,612
Digital Realty Trust, Inc.	215	27,909
Douglas Emmett, Inc.	1,711	73,282
EastGroup Properties, Inc.	389	48,633
EPR Properties	38	2,921
Equinix, Inc.	57	32,878
Equity Commonwealth	812	27,811
Equity LifeStyle Properties, Inc.	473	63,193
Equity Residential	1,566	135,083
Essex Property Trust, Inc.	245	80,029
Federal Realty Investment Trust	232	31,584
First Industrial Realty Trust, Inc.	302	11,947
Gecina SA (France)	106	16,658
Goodman Group (Australia)	1,704	16,340
Great Portland Estates PLC (United Kingdom)	4,650	42,880
Healthcare Realty Trust, Inc.	1,498	50,183
Healthcare Trust of America, Inc. (Class A Stock)	1,384	40,662
Highwoods Properties, Inc.	288	12,943
Hoshino Resorts REIT, Inc. (Japan)	4	22,075
Host Hotels & Resorts, Inc.	1,015	17,549
Hudson Pacific Properties, Inc.	581	19,440
Inmobiliaria Colonial Socimi SA (Spain)	3,748	45,202
InnSuites Hospitality Trust	7,602	12,148
Investors Real Estate Trust	372	27,777
Invitation Homes, Inc.	400	11,844
JBG SMITH Properties	2,324	91,124
Kilroy Realty Corp.	302	23,523
Macerich Co. (The)(a)	1,315	41,541
Mapletree Industrial Trust (Singapore)	5,400	9,496
Mitsui Fudosan Logistics Park, Inc. (Japan)	7	29,165
National Health Investors, Inc.	329	27,106
National Retail Properties, Inc.	73	4,117
Nippon Accommodations Fund, Inc. (Japan)	4	24,921
Nippon Prologis REIT, Inc. (Japan)	7	19,193
Paramount Group, Inc.	2,493	33,282
Pebblebrook Hotel Trust	218	6,065
Prologis, Inc.	4,873	415,277
PS Business Parks, Inc.	64	11,645
Public Storage	793	194,499
Rayonier, Inc.	1,201	33,868
Realty Income Corp.	113	8,665
Regency Centers Corp.	628	43,640
Rexford Industrial Realty, Inc.	310	13,646
RLJ Lodging Trust	1,354	23,004
RPT Realty	1,870	25,338
Ryman Hospitality Properties, Inc.	341	27,897
Senior Housing Properties Trust	1,862	17,233
Shaftesbury PLC (United Kingdom)	798	8,905
Simon Property Group, Inc.	236	36,733
SL Green Realty Corp.	568	46,434
Spirit Realty Capital, Inc.	54	2,584
Sun Communities, Inc.	266	39,488
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Sunstone Hotel Investors, Inc.	1,769	$ 24,306
Taubman Centers, Inc.	491	20,048
Terreno Realty Corp.	677	34,588
Unibail-Rodamco-Westfield (France)	57	8,313
UNITE Group PLC (The) (United Kingdom)	958	12,858
Urban Edge Properties	2,021	39,996
Ventas, Inc.	1,438	105,017
VEREIT, Inc.	1,003	9,809
Vornado Realty Trust	479	30,498
Weyerhaeuser Co.	788	21,828
WP Carey, Inc.	560	50,120
		3,486,114
Food & Staples Retailing — 0.8%
BIM Birlesik Magazalar A/S (Turkey)	1,480	12,882
Clicks Group Ltd. (South Africa)	907	12,874
Costco Wholesale Corp.	138	39,759
CP ALL PCL (Thailand)	34,300	91,178
Georgia Healthcare Group PLC (Georgia), 144A	2,286	5,602
Jeronimo Martins SGPS SA (Portugal)	5,392	90,986
JIAJIAYUE GROUP Co. Ltd. () (Class A Stock)	3,727	13,896
Kusuri no Aoki Holdings Co. Ltd. (Japan)	200	13,673
Naked Wines PLC (United Kingdom)	1,626	4,979
Performance Food Group Co.*	374	17,208
President Chain Store Corp. (Taiwan)	2,000	18,693
PriceSmart, Inc.	130	9,243
Raia Drogasil SA (Brazil)	1,841	42,474
Rite Aid Corp.*	841	5,845
Seven & i Holdings Co. Ltd. (Japan)	3,000	115,301
Shoprite Holdings Ltd. (South Africa)	2,639	21,404
Sprouts Farmers Market, Inc.*	861	16,652
Wal-Mart de Mexico SAB de CV (Mexico)	8,300	24,601
Walmart, Inc.	1,079	128,056
X5 Retail Group NV (Russia), GDR	420	14,688
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	1,200	13,247
Yixintang Pharmaceutical Group Co. Ltd. (China) (Class A Stock)	2,866	8,988
Zur Rose Group AG (Switzerland)*	155	13,769
		735,998
Food Products — 1.5%
Bakkavor Group PLC (United Kingdom), 144A	5,180	7,193
Bunge Ltd.	267	15,118
China Mengniu Dairy Co. Ltd. (China)*	23,000	86,264
Conagra Brands, Inc.(a)	4,404	135,115
Edita Food Industries SAE (Egypt), 144A, GDR	158	759
Edita Food Industries SAE (Egypt), GDR	432	2,075
Ezaki Glico Co. Ltd. (Japan)	1,000	41,588
Flowers Foods, Inc.	656	15,173

A6

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Hain Celestial Group, Inc. (The)*	1,184	$ 25,426
Ingredion, Inc.	176	14,386
McCormick & Co., Inc.	246	38,450
Mondelez International, Inc. (Class A Stock)	2,205	121,981
Nestle SA (Switzerland)	1,923	208,555
Post Holdings, Inc.*	103	10,902
Sakata Seed Corp. (Japan)	200	6,865
Sanderson Farms, Inc.	91	13,771
TreeHouse Foods, Inc.*(a)	401	22,235
Tyson Foods, Inc. (Class A Stock)	5,721	492,807
Uni-President Enterprises Corp. (Taiwan)	6,307	15,198
Universal Robina Corp. (Philippines)	6,100	18,352
		1,292,213
Gas Utilities — 0.2%
Atmos Energy Corp.	1,414	161,041
National Fuel Gas Co.	416	19,519
ONE Gas, Inc.	303	29,121
Southwest Gas Holdings, Inc.	77	7,010
		216,691
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	287	24,013
Alcon, Inc. (Switzerland)*	438	25,542
Alcon, Inc. (Switzerland), (NYSE)*	1,681	97,985
Ambu A/S (Denmark) (Class B Stock)	1,419	23,553
Axogen, Inc.*	569	7,101
Becton, Dickinson & Co.	2,440	617,222
BioMerieux (France)	36	2,979
Boston Scientific Corp.*	3,081	125,366
Cerus Corp.*	2,227	11,480
Cochlear Ltd. (Australia)	131	18,421
Cooper Cos., Inc. (The)	119	35,343
Danaher Corp.	4,760	687,487
DexCom, Inc.*	392	58,502
Elekta AB (Sweden) (Class B Stock)	1,927	25,408
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,624	28,384
Getinge AB (Sweden) (Class B Stock)	3,389	47,405
GUANGZHOU WONDFO BIOTECH Co. Ltd. () (Class A Stock)	1,900	12,986
Haemonetics Corp.*	86	10,848
ICU Medical, Inc.*	68	10,853
Inogen, Inc.*	197	9,438
Insulet Corp.*	130	21,441
Intuitive Surgical, Inc.*	289	156,040
iRhythm Technologies, Inc.*	155	11,487
Koninklijke Philips NV (Netherlands)	2,607	120,918
LivaNova PLC*	808	59,622
Medtronic PLC	2,988	324,557
Neogen Corp.*	416	28,334
Nikkiso Co. Ltd. (Japan)	800	8,587
Nipro Corp. (Japan)	500	5,632
Penumbra, Inc.*	75	10,087
Quidel Corp.*	194	11,902
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Smith & Nephew PLC (United Kingdom)	1,731	$ 41,721
STAAR Surgical Co.*	218	5,620
STERIS PLC	124	17,917
Stryker Corp.	1,996	431,735
Tactile Systems Technology, Inc.*	328	13,881
Tandem Diabetes Care, Inc.*	195	11,501
Teleflex, Inc.	170	57,758
Terumo Corp. (Japan)	1,200	38,845
West Pharmaceutical Services, Inc.	302	42,830
Wright Medical Group NV*	882	18,196
Zimmer Biomet Holdings, Inc.	448	61,497
		3,380,424
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*	354	11,002
Ambea AB (Sweden), 144A	1,389	10,033
Amedisys, Inc.*	129	16,900
Amplifon SpA (Italy)	1,932	47,391
Anthem, Inc.	359	86,196
Brookdale Senior Living, Inc.*	1,430	10,839
Centene Corp.*	455	19,683
Cigna Corp.	1,235	187,461
Community Health Systems, Inc.*	1,903	6,851
CVS Health Corp.	1,018	64,205
Encompass Health Corp.	174	11,011
HCA Healthcare, Inc.	820	98,745
HealthEquity, Inc.*	106	6,057
Integrated Diagnostics Holdings PLC (Egypt), 144A	1,924	8,878
Molina Healthcare, Inc.*	63	6,912
Odontoprev SA (Brazil)	3,200	12,508
Quorum Health Corp.*	1,140	1,379
Terveystalo OYJ (Finland), 144A*	1,056	10,356
UnitedHealth Group, Inc.	1,486	322,938
WellCare Health Plans, Inc.*	170	44,059
		983,404
Health Care Technology — 0.1%
Teladoc Health, Inc.*(a)	534	36,162
Veeva Systems, Inc. (Class A Stock)*	253	38,631
		74,793
Hotels, Restaurants & Leisure — 1.5%
Aramark	426	18,565
Basic-Fit NV (Netherlands), 144A*	317	9,953
Bloomin’ Brands, Inc.	1,186	22,451
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	10,500	24,657
Denny’s Corp.*	1,228	27,955
Domino’s Pizza, Inc.	74	18,100
Eldorado Resorts, Inc.*	360	14,353
Hilton Grand Vacations, Inc.*	660	21,120
Hilton Worldwide Holdings, Inc.	1,455	135,475
HIS Co. Ltd. (Japan)	100	2,491
Huazhu Group Ltd. (China), ADR	241	7,958
Jack in the Box, Inc.	304	27,701

A7

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Las Vegas Sands Corp.	522	$ 30,151
Marriott International, Inc. (Class A Stock)	1,025	127,479
McDonald’s Corp.	1,566	336,236
MGM Resorts International	2,026	56,161
Nathan’s Famous, Inc.	302	21,699
Norwegian Cruise Line Holdings Ltd.*	25	1,294
Planet Fitness, Inc. (Class A Stock)*	266	15,393
Playtech PLC (United Kingdom)	7,184	37,637
Restaurant Brands International, Inc. (Canada)	1,369	97,391
Round One Corp. (Japan)	1,000	15,007
Royal Caribbean Cruises Ltd.	382	41,382
Vail Resorts, Inc.	91	20,708
Wyndham Destinations, Inc.	322	14,818
Wyndham Hotels & Resorts, Inc.	338	17,488
Wynn Resorts Ltd.	18	1,957
Yum! Brands, Inc.	1,332	151,089
		1,316,669
Household Durables — 0.3%
Cairn Homes PLC (Ireland)	8,197	9,986
Century Communities, Inc.*	933	28,578
Fujitsu General Ltd. (Japan)	3,500	58,611
Gree Electric Appliances, Inc. (China) (Class A Stock)	10,300	82,693
Haier Electronics Group Co. Ltd. (Hong Kong)	7,000	18,307
MDC Holdings, Inc.	788	33,963
Midea Group Co. Ltd. (China) (Class A Stock)	1,400	10,012
Roku, Inc.*	18	1,832
Skyline Champion Corp.*	636	19,137
Tempur Sealy International, Inc.*	299	23,083
ZAGG, Inc.*	139	871
		287,073
Household Products — 0.3%
Colgate-Palmolive Co.	173	12,717
Essity AB (Sweden) (Class B Stock)	5,939	173,130
Kimberly-Clark Corp.	357	50,712
Reckitt Benckiser Group PLC (United Kingdom)	154	12,004
		248,563
Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	40,000	22,495
Electric Power Development Co. Ltd. (Japan)	600	13,737
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	28,000	9,549
NTPC Ltd. (India)	53,336	88,558
Vistra Energy Corp.	1,032	27,585
		161,924
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	17	$ 2,474
CK Hutchison Holdings Ltd. (Hong Kong)	4,868	43,026
DCC PLC (United Kingdom)	243	21,175
Fosun International Ltd. (China)	25,500	31,684
General Electric Co.	43,537	389,221
Honeywell International, Inc.	1,817	307,436
Jardine Matheson Holdings Ltd. (Hong Kong)	1,300	69,512
Roper Technologies, Inc.	969	345,545
Siemens AG (Germany)	918	98,346
SM Investments Corp. (Philippines)	3,307	61,914
Smiths Group PLC (United Kingdom)	2,226	42,997
		1,413,330
Insurance — 3.5%
AIA Group Ltd. (Hong Kong)	27,600	261,028
Allianz SE (Germany)	434	101,157
American International Group, Inc.	11,252	626,736
Aon PLC	540	104,528
Arch Capital Group Ltd.*	1,276	53,566
Argo Group International Holdings Ltd.	358	25,146
AXA SA (France)	2,409	61,516
Chubb Ltd.	2,356	380,353
CNA Financial Corp.	547	26,940
CNO Financial Group, Inc.	1,403	22,209
Fidelity National Financial, Inc.	348	15,455
First American Financial Corp.	470	27,735
Markel Corp.*	32	37,821
Marsh & McLennan Cos., Inc.	2,969	297,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	169	43,721
Old Republic International Corp.	1,410	33,234
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	36,000	42,078
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	5,000	57,631
Porto Seguro SA (Brazil)	384	5,462
Powszechny Zaklad Ubezpieczen SA (Poland)	2,631	24,538
Progressive Corp. (The)	854	65,972
Prudential PLC (United Kingdom)	6,186	111,970
RenaissanceRe Holdings Ltd. (Bermuda)	208	40,238
Sampo OYJ (Finland) (Class A Stock)	1,230	48,931
Sanlam Ltd. (South Africa)	5,739	28,261
Sompo Holdings, Inc. (Japan)	1,400	58,613
Steadfast Group Ltd. (Australia)	5,696	13,629
Suncorp Group Ltd. (Australia)	4,390	40,444
Unico American Corp.*	170	1,034
White Mountains Insurance Group Ltd.	28	30,240
Willis Towers Watson PLC	1,519	293,121
Zurich Insurance Group AG (Switzerland)	273	104,449
		3,084,804

A8

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 2.9%
58.com, Inc. (China), ADR*	1,190	$ 58,679
Alphabet, Inc. (Class A Stock)*	95	116,008
Alphabet, Inc. (Class C Stock)*	632	770,408
Baidu, Inc. (China), ADR*	167	17,161
Facebook, Inc. (Class A Stock)*	3,641	648,389
IAC/InterActiveCorp*	277	60,378
Kakaku.com, Inc. (Japan)	300	7,413
Mail.Ru Group Ltd. (Russia), GDR*	1,621	34,049
Match Group, Inc.(a)	408	29,147
NAVER Corp. (South Korea)	1,127	148,352
Scout24 AG (Germany), 144A	442	25,214
Snap, Inc. (Class A Stock)*(a)	2,476	39,121
Solocal Group (France)*	7,571	6,038
Tencent Holdings Ltd. (China)	10,700	450,688
Wise Talent Information Technology Co. Ltd. (China)*	4,400	10,408
Yandex NV (Russia) (Class A Stock)*	381	13,339
YY, Inc. (China), ADR*	192	10,796
Z Holdings Corp. (Japan)	17,100	48,278
Zillow Group, Inc. (Class A Stock)*	359	10,607
Zillow Group, Inc. (Class C Stock)*	314	9,363
		2,513,836
Internet & Direct Marketing Retail — 2.9%
Alibaba Group Holding Ltd. (China), ADR*	3,849	643,668
Amazon.com, Inc.*	628	1,090,151
ASOS PLC (United Kingdom)*(a)	1,174	35,701
Baozun, Inc. (China), ADR*(a)	279	11,913
Booking Holdings, Inc.*	128	251,214
Ctrip.com International Ltd. (China), ADR*	1,096	32,102
Etsy, Inc.*(a)	220	12,430
Farfetch Ltd. (United Kingdom) (Class A Stock)*	1,772	15,310
GrubHub, Inc.*	143	8,038
MercadoLibre, Inc. (Argentina)*	125	68,904
Naspers Ltd. (South Africa) (Class N Stock)	1,023	154,716
Ocado Group PLC (United Kingdom)*	1,751	28,532
Prosus NV (China)*	1,247	91,540
Qurate Retail, Inc. (Class A Stock)*	833	8,592
Shop Apotheke Europe NV (Netherlands), 144A*	196	7,630
Takeaway.com NV (Netherlands), 144A*	200	15,964
Trainline PLC (United Kingdom), 144A*	2,720	14,010
Wayfair, Inc. (Class A Stock)*	72	8,073
Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	100	1,490
Zalando SE (Germany), 144A*	1,100	50,501
ZOZO, Inc. (Japan)	700	16,234
		2,566,713
IT Services — 3.9%
Accenture PLC (Class A Stock)	873	167,922
Amadeus IT Group SA (Spain)	1,468	105,185
Automatic Data Processing, Inc.	529	85,391
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Black Knight, Inc.*	911	$ 55,626
Booz Allen Hamilton Holding Corp.	825	58,591
CoreLogic, Inc.*	675	31,232
CSG Systems International, Inc.	622	32,145
EPAM Systems, Inc.*	287	52,326
Euronet Worldwide, Inc.*	170	24,871
Fidelity National Information Services, Inc.	3,218	427,222
Fiserv, Inc.*	1,365	141,400
FleetCor Technologies, Inc.*	502	143,964
Fujitsu Ltd. (Japan)	700	56,277
Global Payments, Inc.	1,344	213,696
GoDaddy, Inc. (Class A Stock)*	302	19,926
Hexaware Technologies Ltd. (India)	2,516	13,515
Indra Sistemas SA (Spain)*	1,998	17,325
Infosys Ltd. (India)	1,218	13,877
Keywords Studios PLC (Ireland)	963	13,579
LiveRamp Holdings, Inc.*	434	18,645
Mastercard, Inc. (Class A Stock)	1,773	481,494
Network International Holdings PLC (United Arab Emirates), 144A*	8,050	53,043
NEXTDC Ltd. (Australia)*	2,341	9,708
Okta, Inc.*	256	25,206
PayPal Holdings, Inc.*	1,649	170,820
Shopify, Inc. (Canada) (Class A Stock)*	182	56,639
Square, Inc. (Class A Stock)*(a)	202	12,514
StoneCo Ltd. (Brazil) (Class A Stock)*	2,226	77,420
Twilio, Inc. (Class A Stock)*	242	26,610
Visa, Inc. (Class A Stock)	4,321	743,255
WEX, Inc.*	149	30,108
Wirecard AG (Germany)	227	36,420
Wix.com Ltd. (Israel)*	153	17,861
		3,433,813
Leisure Products — 0.1%
American Outdoor Brands Corp.*	567	3,317
Brunswick Corp.	374	19,493
Polaris, Inc.	170	14,961
Sega Sammy Holdings, Inc. (Japan)	2,900	40,763
Spin Master Corp. (Canada), 144A*	721	22,030
Thule Group AB (Sweden), 144A	1,050	19,908
YETI Holdings, Inc.*	56	1,568
		122,040
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	1,291	98,929
Charles River Laboratories International, Inc.*	164	21,709
Eurofins Scientific SE (Luxembourg)(a)	41	19,036
Lonza Group AG (Switzerland)*	295	99,719
PRA Health Sciences, Inc.*	96	9,526
Syneos Health, Inc.*	204	10,855
Tecan Group AG (Switzerland)	108	25,784
Thermo Fisher Scientific, Inc.	2,002	583,122
		868,680

A9

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery — 0.9%
Aalberts NV (Netherlands)	269	$ 10,666
AGCO Corp.	80	6,056
Aida Engineering Ltd. (Japan)	1,000	8,147
Aumann AG (Germany), 144A(a)	101	1,449
Colfax Corp.*	947	27,520
Epiroc AB (Sweden) (Class B Stock)	775	8,001
Escorts Ltd. (India)	1,106	9,071
Flowserve Corp.	136	6,353
Fortive Corp.	1,894	129,853
Fujitec Co. Ltd. (Japan)	1,100	14,261
GEA Group AG (Germany)	1,179	31,812
Gima TT SpA (Italy), 144A	604	4,823
Graco, Inc.	753	34,668
Hoshizaki Corp. (Japan)	400	31,581
Illinois Tool Works, Inc.	543	84,974
Impro Precision Industries Ltd., 144A	21,000	9,127
Knorr-Bremse AG (Germany)	339	31,892
Konecranes OYJ (Finland)	280	8,991
Lincoln Electric Holdings, Inc.	324	28,110
Manitex International, Inc.*	643	4,276
METAWATER Co. Ltd. (Japan)	300	10,241
Middleby Corp. (The)*	190	22,211
Miura Co. Ltd. (Japan)	300	8,418
Norma Group SE (Germany)	265	9,198
Obara Group, Inc. (Japan)	300	10,224
Oshkosh Corp.	252	19,102
PACCAR, Inc.	814	56,988
Piovan SpA (Italy), 144A	579	3,337
Rotork PLC (United Kingdom)	2,627	10,045
Sandvik AB (Sweden)	616	9,585
SG Blocks, Inc.*	1,408	594
Spirax-Sarco Engineering PLC (United Kingdom)	136	13,091
Stanley Black & Decker, Inc.	327	47,222
Toro Co. (The)	135	9,895
Trinity Industries, Inc.	669	13,166
WABCO Holdings, Inc.*	190	25,412
Wartsila OYJ Abp (Finland)	765	8,552
Weir Group PLC (The) (United Kingdom)	1,651	28,840
Xylem, Inc.	119	9,475
		807,227
Marine — 0.0%
Kirby Corp.*	293	24,073
SITC International Holdings Co. Ltd. (China)	16,000	16,536
		40,609
Media — 0.9%
A.H. Belo Corp. (Class A Stock)	337	1,264
Altice USA, Inc. (Class A Stock)*	1,279	36,682
Ascential PLC (United Kingdom), 144A	7,530	35,084
Cable One, Inc.	25	31,367
Comcast Corp. (Class A Stock)	7,526	339,272
Criteo SA (France), ADR*	527	9,850
CyberAgent, Inc. (Japan)	300	11,571
Eutelsat Communications SA (France)	1,453	27,035
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Fox Corp. (Class A Stock)	942	$ 29,706
Liberty Broadband Corp. (Class A Stock)*	156	16,305
Liberty Broadband Corp. (Class C Stock) *	354	37,053
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	1,246	29,642
Liberty Latin America Ltd. (Chile) (Class A Stock)*	751	12,820
Liberty Latin America Ltd. (Chile) (Class C Stock)*	2,632	44,994
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	391	16,254
Omnicom Group, Inc.	225	17,618
oOh!media Ltd. (Australia)	3,166	6,141
Sirius XM Holdings, Inc.(a)	2,086	13,048
TuanChe Ltd. (China), ADR*(a)	124	275
WPP PLC (United Kingdom)	4,880	61,002
YouGov PLC (United Kingdom)	2,359	15,555
		792,538
Metals & Mining — 2.1%
Agnico Eagle Mines Ltd. (Canada)	555	29,743
Alacer Gold Corp.*	792	3,198
Alamos Gold, Inc. (Canada) (Class A Stock)	472	2,743
Alcoa Corp.*	215	4,315
Alrosa PJSC (Russia)	11,800	13,559
Alumina Ltd. (Australia)	11,466	18,362
Anglo American Platinum Ltd. (South Africa)	255	15,364
Anglo American PLC (South Africa)	990	22,729
AngloGold Ashanti Ltd. (South Africa)	916	16,847
Antofagasta PLC (Chile)	3,511	38,629
ArcelorMittal (Luxembourg)	1,239	17,603
B2Gold Corp. (Canada)*	1,111	3,614
Barrick Gold Corp. (Canada)	3,800	65,740
BHP Group Ltd. (Australia)	10,429	259,311
BHP Group PLC (Australia)	1,943	41,370
BlueScope Steel Ltd. (Australia)	1,135	9,237
Boliden AB (Sweden)	1,843	42,434
Centamin PLC (Egypt)	4,126	6,384
Centerra Gold, Inc. (Canada)*	305	2,592
China Steel Corp. (Taiwan)	18,000	13,335
Cia de Minas Buenaventura SAA (Peru), ADR	645	9,791
Cleveland-Cliffs, Inc.(a)	1,259	9,090
Coeur Mining, Inc.*	1,233	5,931
Detour Gold Corp. (Canada)*	181	2,657
Evolution Mining Ltd. (Australia)	2,404	7,323
First Quantum Minerals Ltd. (Zambia)	836	7,023
Fortescue Metals Group Ltd. (Australia)	2,695	16,059
Franco-Nevada Corp. (Canada)	1,194	108,797
Freeport-McMoRan, Inc.	1,890	18,087
Fresnillo PLC (Mexico)	1,006	8,456
Glencore PLC (Switzerland)*	10,973	32,966
Gold Fields Ltd. (South Africa)	1,857	9,198
Gold Resource Corp.	1,936	5,905

A10

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	3,600	$ 8,441
Hitachi Metals Ltd. (Japan)	3,400	36,873
Impala Platinum Holdings Ltd. (South Africa)*	2,210	13,905
Independence Group NL (Australia)	4,512	19,598
Industrias Penoles SAB de CV (Mexico)	657	8,756
JFE Holdings, Inc. (Japan)	700	8,459
Kinross Gold Corp. (Canada)*	2,760	12,708
Kirkland Lake Gold Ltd. (Canada)	1,099	49,233
Lundin Mining Corp. (Chile)	3,038	14,286
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,000	23,891
MMC Norilsk Nickel PJSC (Russia)	90	23,203
Newcrest Mining Ltd. (Australia)	1,674	39,111
Newmont Goldcorp Corp.	1,432	54,301
Newmont Goldcorp Corp., (XTSE)	398	15,051
Nippon Steel Corp. (Japan)	1,400	19,665
Norsk Hydro ASA (Norway)	3,036	10,694
Northern Star Resources Ltd. (Australia)	3,341	24,768
Nucor Corp.	484	24,640
Osisko Gold Royalties Ltd. (Canada)	783	7,275
POSCO (South Korea)	125	23,805
Regis Resources Ltd. (Australia)	2,090	6,862
Reliance Steel & Aluminum Co.	311	30,994
Rio Tinto Ltd. (Australia)	269	16,881
Rio Tinto PLC (Australia)	2,527	130,940
Royal Gold, Inc.	125	15,401
Sandstorm Gold Ltd. (Canada)*	1,090	6,162
Saracen Mineral Holdings Ltd. (Australia)*	7,401	17,220
SEMAFO, Inc. (Canada)*	3,218	10,323
South32 Ltd. (Australia)	60,421	106,700
Southern Copper Corp. (Peru)	1,202	41,024
Steel Dynamics, Inc.	837	24,943
Sumitomo Metal Mining Co. Ltd. (Japan)	800	24,932
Teck Resources Ltd. (Canada) (Class B Stock)	1,586	25,741
thyssenkrupp AG (Germany)	659	9,134
Torex Gold Resources, Inc. (Canada)*	62	768
United States Steel Corp.(a)	453	5,232
Vale SA (Brazil)*	5,042	58,175
voestalpine AG (Austria)	214	4,945
Wheaton Precious Metals Corp. (Canada)	681	17,857
Worthington Industries, Inc.	249	8,976
		1,870,265
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	1,870	30,088
Annaly Capital Management, Inc.	3,938	34,654
Apollo Commercial Real Estate Finance, Inc.	1,338	25,650
Cherry Hill Mortgage Investment Corp.	1,168	15,301
Ellington Residential Mortgage REIT	969	10,213
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Ready Capital Corp.	1,353	$ 21,540
Two Harbors Investment Corp.	1,900	24,947
		162,393
Multiline Retail — 0.8%
Dollar General Corp.	1,737	276,079
Dollar Tree, Inc.*	2,690	307,090
Lojas Renner SA (Brazil)	2,888	35,011
Next PLC (United Kingdom)	610	46,346
Pan Pacific International Holdings Corp. (Japan)	1,600	26,800
		691,326
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	2,302	69,474
DTE Energy Co.	317	42,148
Engie SA (France)	4,207	68,643
NiSource, Inc.	3,485	104,271
Sempra Energy	3,440	507,779
		792,315
Oil, Gas & Consumable Fuels — 2.5%
Arch Coal, Inc. (Class A Stock)	275	20,405
BP PLC (United Kingdom)	6,150	38,953
BP PLC (United Kingdom), ADR	4,347	165,143
Cabot Oil & Gas Corp.	483	8,486
Cairn Energy PLC (United Kingdom)*	2,153	5,078
California Resources Corp.*	245	2,499
Cheniere Energy, Inc.*	87	5,486
Chesapeake Energy Corp.*(a)	2,115	2,982
Chevron Corp.	321	38,071
Concho Resources, Inc.	678	46,036
ConocoPhillips	1,394	79,430
Continental Resources, Inc.*	460	14,163
Denbury Resources, Inc.*	1,712	2,037
Devon Energy Corp.	495	11,910
Diamondback Energy, Inc.	233	20,949
Enbridge, Inc. (Canada)	330	11,576
EOG Resources, Inc.	2,100	155,862
Equinor ASA (Norway)	1,045	19,824
Exxon Mobil Corp.	193	13,628
Galp Energia SGPS SA (Portugal)	10,706	161,332
Gulfport Energy Corp.*	1,222	3,312
Jagged Peak Energy, Inc.*	675	4,900
Kelt Exploration Ltd. (Canada)*	930	2,443
Kosmos Energy Ltd. (Ghana)	3,826	23,874
Lundin Petroleum AB (Sweden)	412	12,366
Magnolia Oil & Gas Corp. (Class A Stock)*	600	6,660
Marathon Petroleum Corp.	260	15,795
Murphy Oil Corp.(a)	395	8,733
Occidental Petroleum Corp.	1,715	76,266
Parsley Energy, Inc. (Class A Stock)	552	9,274
PDC Energy, Inc.*	402	11,155
Penn Virginia Corp.*	284	8,256
Petronet LNG Ltd. (India)	6,262	22,980
Phillips 66	127	13,005

A11

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pioneer Natural Resources Co.	393	$ 49,428
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	4,041	119,102
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	10,530	66,923
SM Energy Co.	677	6,560
Suncor Energy, Inc. (Canada)	330	10,421
Targa Resources Corp.	1,315	52,824
TC Energy Corp. (Canada), (NYSE)	6,408	331,870
TC Energy Corp. (Canada), (XTSE)	1,126	58,304
Torchlight Energy Resources, Inc.*	2,850	3,363
TOTAL SA (France)	6,605	344,416
TOTAL SA (France), ADR	878	45,656
TransAtlantic Petroleum Ltd.*	3,356	2,272
Valero Energy Corp.	174	14,832
World Fuel Services Corp.	678	27,079
WPX Energy, Inc.*	1,548	16,393
		2,192,312
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	1,035	25,440
Mercer International, Inc. (Germany)	1,320	16,553
Mondi PLC (United Kingdom)	389	7,443
Quintis Ltd. (Australia)^*	4,025	—
Suzano SA (Brazil)	1,500	12,184
Verso Corp. (Class A Stock)*	378	4,680
West Fraser Timber Co. Ltd. (Canada)	300	12,002
		78,302
Personal Products — 0.2%
Hengan International Group Co. Ltd. (China)	2,000	13,177
LG Household & Health Care Ltd. (South Korea)	107	117,113
Medifast, Inc.	71	7,358
Nu Skin Enterprises, Inc. (Class A Stock)	408	17,352
USANA Health Sciences, Inc.*	232	15,866
		170,866
Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.*	146	2,806
Akorn, Inc.*	633	2,405
Astellas Pharma, Inc. (Japan)	5,200	74,429
AstraZeneca PLC (United Kingdom), ADR	2,764	123,191
Bayer AG (Germany)	2,461	173,423
Catalent, Inc.*	222	10,581
Chugai Pharmaceutical Co. Ltd. (Japan)	500	38,986
Corcept Therapeutics, Inc.*	573	8,099
CSPC Pharmaceutical Group Ltd. (China)	6,000	12,085
Daiichi Sankyo Co. Ltd. (Japan)	500	31,680
Durect Corp.*	3,335	6,136
Elanco Animal Health, Inc.*(a)	3,563	94,740
Eli Lilly & Co.	10	1,118
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Endo International PLC*	1,052	$ 3,377
GlaxoSmithKline PLC (United Kingdom), ADR(a)	3,037	129,619
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A*	4,000	12,262
Horizon Therapeutics PLC*	691	18,816
Johnson & Johnson	806	104,280
Laboratorios Farmaceuticos Rovi SA (Spain)	711	17,005
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	3,250	8,353
Merck & Co., Inc.	2,727	229,559
MyoKardia, Inc.*	140	7,301
Novartis AG (Switzerland)	1,509	130,705
Otsuka Holdings Co. Ltd. (Japan)	1,100	41,365
Pfizer, Inc.	4,447	159,781
Reata Pharmaceuticals, Inc. (Class A Stock)*	133	10,679
Roche Holding AG (Switzerland)	768	223,669
SSY Group Ltd. (Hong Kong)	16,000	12,659
Supernus Pharmaceuticals, Inc.*	255	7,007
Takeda Pharmaceutical Co. Ltd. (Japan)	6,609	226,476
Torrent Pharmaceuticals Ltd. (India)	511	12,031
Zoetis, Inc.	910	113,377
Zogenix, Inc.*	165	6,607
		2,054,607
Professional Services — 0.5%
Adecco Group AG (Switzerland)	535	29,601
CBIZ, Inc.*	1,126	26,461
Clarivate Analytics PLC (United Kingdom)*	716	12,079
CoStar Group, Inc.*	88	52,202
DKSH Holding AG (Switzerland)	268	13,378
en-japan, Inc. (Japan)	700	27,010
Equifax, Inc.	605	85,105
IHS Markit Ltd.*	181	12,105
Insperity, Inc.	95	9,369
Intertek Group PLC (United Kingdom)	84	5,662
Intertrust NV (Netherlands), 144A	690	13,496
Korn Ferry	526	20,325
ManpowerGroup, Inc.	140	11,794
Outsourcing, Inc. (Japan)	2,000	19,226
Persol Holdings Co. Ltd. (Japan)	3,000	57,114
TeamLease Services Ltd. (India)*	266	11,373
TransUnion	426	34,553
UT Group Co. Ltd. (Japan)	400	8,647
		449,500
Real Estate Management & Development — 0.5%
ADO Properties SA (Germany), 144A	540	22,277
Aedas Homes SAU (Spain), 144A*	606	13,941
Altus Group Ltd. (Canada)	582	17,550
BR Malls Participacoes SA (Brazil)	2,054	7,163
China Overseas Land & Investment Ltd. (China)	10,000	31,490
Deutsche Wohnen SE (Germany)	751	27,418

A12

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Grainger PLC (United Kingdom)	1,941	$ 5,865
Hang Lung Properties Ltd. (Hong Kong)	7,000	15,931
Heiwa Real Estate Co. Ltd. (Japan)	700	15,726
Hongkong Land Holdings Ltd. (Hong Kong)	6,600	37,131
Hufvudstaden AB (Sweden) (Class A Stock)	897	16,244
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,200	13,687
Instone Real Estate Group AG (Germany), 144A*	668	13,945
Jones Lang LaSalle, Inc.	173	24,057
Kojamo OYJ (Finland)	965	15,871
Mitsubishi Estate Co. Ltd. (Japan)	2,800	54,244
Mitsui Fudosan Co. Ltd. (Japan)	700	17,437
Multiplan Empreendimentos Imobiliarios SA (Brazil)	974	6,758
PSP Swiss Property AG (Switzerland)	546	69,329
Realogy Holdings Corp.(a)	1,062	7,094
Shurgard Self Storage SA (Belgium)	292	9,333
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	28,855
		471,346
Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada), (NYSE)	151	33,591
Canadian Pacific Railway Ltd. (Canada), (XTSE)	150	33,334
Hertz Global Holdings, Inc.*	1,028	14,228
J.B. Hunt Transport Services, Inc.	559	61,853
Kansas City Southern	167	22,213
Norfolk Southern Corp.	8	1,437
Old Dominion Freight Line, Inc.	102	17,337
PAM Transportation Services, Inc.*	289	17,083
Union Pacific Corp.	711	115,168
		316,244
Semiconductors & Semiconductor Equipment — 2.8%
AIXTRON SE (Germany)*	2,381	24,340
ams AG (Austria)*	251	11,165
Analog Devices, Inc.	706	78,881
Applied Materials, Inc.	427	21,307
ASML Holding NV (Netherlands), (BATE)	727	180,678
ASML Holding NV (Netherlands), (XNGS)	442	109,802
Broadcom, Inc.	129	35,613
Cree, Inc.*	423	20,727
Cypress Semiconductor Corp.	1,310	30,575
Disco Corp. (Japan)	300	57,363
Infineon Technologies AG (Germany)	952	17,179
IQE PLC (United Kingdom)*(a)	21,869	16,840
KLA Corp.	138	22,004
Lam Research Corp.	27	6,240
Machvision, Inc. (Taiwan)	1,000	10,440
Marvell Technology Group Ltd.	3,063	76,483
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Maxim Integrated Products, Inc.(a)	1,314	$ 76,094
Microchip Technology, Inc.	658	61,135
Micron Technology, Inc.*	3,595	154,046
MKS Instruments, Inc.	172	15,872
Monolithic Power Systems, Inc.	208	32,371
NVIDIA Corp.	506	88,079
NXP Semiconductors NV (Netherlands)	3,089	337,072
QUALCOMM, Inc.	1,212	92,451
QuickLogic Corp.*	6,901	2,426
Silergy Corp. (China)	1,000	24,876
SK Hynix, Inc. (South Korea)	449	30,939
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	42,000	369,754
Teradyne, Inc.	499	28,897
Texas Instruments, Inc.	2,726	352,308
Tokyo Electron Ltd. (Japan)	300	57,626
Universal Display Corp.	112	18,805
Xilinx, Inc.	36	3,452
		2,465,840
Software — 4.1%
2U, Inc.*	317	5,161
Aspen Technology, Inc.*	30	3,692
Atlassian Corp. PLC (Class A Stock)*	76	9,533
CDK Global, Inc.	509	24,478
Ceridian HCM Holding, Inc.*	664	32,782
Cornerstone OnDemand, Inc.*	479	26,259
Coupa Software, Inc.*	89	11,532
Cyient Ltd. (India)	1,100	7,237
Descartes Systems Group, Inc. (The) (Canada)*	400	16,147
DocuSign, Inc.*	159	9,845
First Derivatives PLC (United Kingdom)	589	16,233
Globant SA (Argentina)*	236	21,613
Guidewire Software, Inc.*	305	32,141
HubSpot, Inc.*	102	15,464
Intuit, Inc.	863	229,506
LogMeIn, Inc.	355	25,191
Microsoft Corp.	13,197	1,834,779
Netcompany Group A/S (Denmark), 144A*	315	12,567
New Relic, Inc.*	248	15,239
Nutanix, Inc. (Class A Stock)*	171	4,489
Palo Alto Networks, Inc.*	169	34,447
Paycom Software, Inc.*	129	27,024
PTC, Inc.*	320	21,817
RingCentral, Inc. (Class A Stock)*	183	22,996
salesforce.com, Inc.*	1,569	232,902
Sansan, Inc. (Japan)*	100	3,794
SAP SE (Germany)	642	75,534
ServiceNow, Inc.*	960	243,696
Sophos Group PLC (United Kingdom), 144A	2,299	11,339
Splunk, Inc.*	1,081	127,407
SS&C Technologies Holdings, Inc.	499	25,733
Synopsys, Inc.*	968	132,858
TeamViewer AG (Germany)*	1,256	33,800
Temenos AG (Switzerland)*	56	9,376

A13

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Trade Desk, Inc. (The) (Class A Stock)*	93	$ 17,442
Trend Micro, Inc. (Japan)	400	19,112
VMware, Inc. (Class A Stock)	595	89,286
WANdisco PLC (United Kingdom)*	973	5,015
Workday, Inc. (Class A Stock)*	798	135,628
Zendesk, Inc.*	278	20,261
Zoom Video Communications, Inc. (Class A Stock)*	23	1,753
		3,645,108
Specialty Retail — 0.8%
American Eagle Outfitters, Inc.	1,197	19,415
Burlington Stores, Inc.*	196	39,165
Carvana Co.*	230	15,180
Dick’s Sporting Goods, Inc.	677	27,628
Five Below, Inc.*	116	14,628
GrandVision NV (Netherlands), 144A	676	20,241
Hikari Tsushin, Inc. (Japan)	100	21,727
Home Depot, Inc. (The)	479	111,138
Michaels Cos., Inc. (The)*	773	7,568
Nextage Co. Ltd. (Japan)	500	5,372
O’Reilly Automotive, Inc.*	97	38,655
RH*	52	8,883
Ross Stores, Inc.	2,592	284,731
SMCP SA (France), 144A*	1,068	14,876
TJX Cos., Inc. (The)	52	2,899
Tractor Supply Co.	347	31,383
Ulta Beauty, Inc.*	65	16,292
VT Holdings Co. Ltd. (Japan)	1,600	6,590
Watches of Switzerland Group PLC (United Kingdom), 144A*	2,232	7,649
Yellow Hat Ltd. (Japan)	800	11,838
Zhongsheng Group Holdings Ltd. (China)	3,000	9,478
Zumiez, Inc.*	261	8,267
		723,603
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	1,688	378,062
Catcher Technology Co. Ltd. (Taiwan)	2,000	15,174
Dell Technologies, Inc. (Class C Stock)*	363	18,825
NCR Corp.*	868	27,394
Samsung Electronics Co. Ltd. (South Korea)	9,944	408,241
Xaar PLC (United Kingdom)*	1,527	783
		848,479
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	2,700	46,373
Brunello Cucinelli SpA (Italy)	252	7,864
Burberry Group PLC (United Kingdom)	1,044	27,861
Canada Goose Holdings, Inc. (Canada)*	202	8,882
Carter’s, Inc.	176	16,053
EssilorLuxottica SA (France)	716	103,148
Forward Industries, Inc.*(a)	4,079	3,875
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Hugo Boss AG (Germany)	242	$ 12,997
Lululemon Athletica, Inc.*	184	35,425
Luthai Textile Co. Ltd. (China) (Class B Stock)	6,300	6,268
LVMH Moet Hennessy Louis Vuitton SE (France)	46	18,307
NIKE, Inc. (Class B Stock)	755	70,909
Skechers U.S.A., Inc. (Class A Stock)*	474	17,704
Ted Baker PLC (United Kingdom)	543	6,472
VF Corp.	286	25,451
Wolverine World Wide, Inc.	460	13,000
		420,589
Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)	600	13,449
Home Federal Bancorp, Inc.	594	19,397
Housing Development Finance Corp. Ltd. (India)	6,596	184,263
MGIC Investment Corp.	1,309	16,467
Waterstone Financial, Inc.	1,511	25,959
		259,535
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	3,857	142,298
Japan Tobacco, Inc. (Japan)	2,200	48,202
Philip Morris International, Inc.	2,219	168,489
		358,989
Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*	48	1,609
Brenntag AG (Germany)	183	8,858
Hanwa Co. Ltd. (Japan)	600	16,490
HD Supply Holdings, Inc.*	120	4,701
Herc Holdings, Inc.*	408	18,976
Huttig Building Products, Inc.*	496	1,042
IMCD NV (Netherlands)	253	18,722
NOW, Inc.*	709	8,132
SiteOne Landscape Supply, Inc.*	408	30,200
Sumitomo Corp. (Japan)	4,000	62,725
Travis Perkins PLC (United Kingdom)	1,404	22,272
Watsco, Inc.	181	30,622
		224,349
Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)	4,200	10,276
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	12,000	10,245
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	58	8,845
		29,366
Water Utilities — 0.2%
American States Water Co.	421	37,831
American Water Works Co., Inc.	535	66,463
California Water Service Group	406	21,489
Connecticut Water Service, Inc.	330	23,120

A14

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Water Utilities (cont’d.)
York Water Co. (The)	424	$ 18,512
		167,415
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	470	14,932
Vodafone Group PLC (United Kingdom)	48,745	97,119
		112,051

Total Common Stocks (cost $57,850,937)		65,141,173
Preferred Stocks — 0.4%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	4,306	35,195
Itau Unibanco Holding SA (Brazil) (PRFC)	9,841	83,063
		118,258
Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%	88	4,140
Electric Utilities — 0.1%
Southern Co. (The), CVT, 6.750%*	1,063	56,881
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	355	21,978
Sartorius AG (Germany) (PRFC)	79	14,421
		36,399
Machinery — 0.0%
Fortive Corp., CVT, 5.000%	16	14,434
Marcopolo SA (Brazil) (PRFC)	14,700	11,498
		25,932
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	1,808	5,748
Multi-Utilities — 0.1%
Sempra Energy, Series A, CVT, 6.000%	301	35,578
Sempra Energy, Series B, CVT, 6.750%	102	12,002
		47,580
Semiconductors & Semiconductor Equipment — 0.0%
Broadcom, Inc.	25	25,635
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	759	25,066

Total Preferred Stocks (cost $331,745)		345,639
Unaffiliated Mutual Funds — 8.6%
T. Rowe Price Emerging Markets Bond Fund	251,500	2,882,192
	Shares	Value

Unaffiliated Mutual Funds (continued)
T. Rowe Price Institutional Floating Rate Fund	236,295	$ 2,325,147
T. Rowe Price Institutional High Yield Fund	264,570	2,328,215

Total Unaffiliated Mutual Funds (cost $7,657,384)		7,535,554

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.4%
Automobiles — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	102,714
BMW Vehicle Lease Trust,
Series 2017-02, Class A3
2.070%	10/20/20	3	3,332
CarMax Auto Owner Trust,
Series 2015-03, Class A4
1.980%	02/16/21	2	1,863
Series 2017-04, Class A3
2.110%	10/17/22	5	5,003
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	15	15,140
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	5	5,040
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	20	20,304
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	10	9,905
Series 2016-A, Class A3
1.770%	09/15/21	2	2,058
Series 2018-A, Class A2
2.190%	05/17/21	2	1,545
			166,904
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	10,182
Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	5	5,002
Other — 0.2%
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	24	24,684
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	50	50,819

A15

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	49	$ 49,903
			125,406

Total Asset-Backed Securities (cost $301,986)			307,494
Commercial Mortgage-Backed Securities — 0.2%
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.928%(c)	04/15/35	15	15,134
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	10,774
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,810
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,742
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,728
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	9	9,760
Series K716, Class A1
2.413%	01/25/21	3	2,690
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,802
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	11,128
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	10	10,706
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,831
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,686
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,815
Series 2015-C27, Class AS
4.068%	12/15/47	15	16,204
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,738
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	10,779
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,717

Total Commercial Mortgage-Backed Securities (cost $175,432)			184,044
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 3.1%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	5	$ 5,059
3.750%	02/15/23	10	10,453
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	10,541
3.650%	11/01/24	5	5,260
			31,313
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	11,839
United Technologies Corp.,
Sr. Unsec’d. Notes
3.350%	08/16/21	10	10,258
			22,097
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	20	20,518
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	4	3,943
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	8	8,294
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	25	25,637
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	7	7,842
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	15	15,032
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	3	3,266
			64,014
Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22	25	25,511
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,136
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.200%	11/06/21	35	36,108
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21	20	20,251

A16

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
3.650%	09/21/21	10	$ 10,230
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	25	25,391
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	30	30,483
			153,110
Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	35	37,159
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	22,850
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21	25	25,429
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	37,490
Sub. Notes
4.450%	09/29/27	10	10,911
4.600%	03/09/26	10	10,926
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,726
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	10	10,054
3.000%	04/26/22	40	40,435
3.500%	01/23/25	15	15,637
3.850%	01/26/27	10	10,604
Sub. Notes
5.150%	05/22/45	5	5,934
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	22,097
Sub. Notes
3.375%	05/01/23	50	51,711
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	10,079
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	26,232
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,386
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	25	25,765
3.971%(ff)	07/22/38	15	16,457
4.300%	01/27/45	5	5,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	$ 15,480
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,047
SunTrust Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	20	20,442
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	55	56,009
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,319
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	15	15,006
			538,971
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	11,932
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	15	15,321
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,161
			32,414
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,199
Celgene Corp.,
Sr. Unsec’d. Notes
3.550%	08/15/22	10	10,371
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,165
			20,735
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	2,007
Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes, 144A
3.150%	05/15/24	10	10,257
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	5,332
			15,589

A17

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	$ 6,050
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	30,163
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	5	5,180
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,313
			46,706
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	25	26,479
3.200%	05/11/27	25	26,512
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	5	5,000
			57,991
Diversified Financial Services — 0.2%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	5,003
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	10	10,029
3.500%	01/15/22	5	5,128
3.625%	04/01/27	5	5,155
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	5	5,001
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	5,129
5.250%	05/15/24	20	21,416
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	25,657
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,232
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	26,191
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	5,231
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	15,154
			134,326
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	$ 11,642
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	16,192
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	5,011
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	5,191
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	10,574
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	5	5,007
5.200%	10/01/19	5	5,000
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	14,149
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,788
Georgia Power Co.,
Sr. Unsec’d. Notes, Series C
2.000%	09/08/20	15	14,982
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	15,144
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	11,866
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21	20	20,251
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/01/46(d)	19	18,288
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	02/01/20	30	30,002
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	10,066
			204,153
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,509
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	5,001
4.550%	10/30/24	15	16,182
			31,692

A18

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	$ 15,159
3.375%	11/15/27	5	5,320
			20,479
Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	11,629
Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	10,487
3.950%	03/30/48	15	15,870
			26,357
Healthcare-Products — 0.0%
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	17	18,047
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	5,007
			23,054
Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	6,637
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	5	5,025
4.650%	01/15/43	15	16,583
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	29,160
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	10,179
Sr. Sec’d. Notes
2.760%	10/01/24	15	15,185
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	20	23,691
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,000
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	17,664
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,763
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	$ 5,376
			140,263
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	5	5,077
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,375
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,377
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	20	23,226
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	5,168
3.500%	06/03/24	10	10,547
4.350%	01/30/47	5	5,759
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	15	14,995
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	10,466
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	22,680
			118,670
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,199
3.875%	08/22/37	10	11,505
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,330
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	25	28,084
			50,118
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	15	16,368
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	15	15,087

A19

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	$ 5,012
3.800%	12/15/26	15	16,034
			36,133
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,970
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	54,423
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	5,152
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,231
			80,776
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	14,982
3.100%	01/09/23	15	15,198
			30,180
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	9,974
Oil & Gas — 0.2%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	26,385
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	5,197
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	15	15,112
3.400%	04/15/26	10	10,156
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,580
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	30,338
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	10,265
4.500%	03/04/29	30	32,694
			140,727
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
2.450%	12/15/20	5	$ 5,011
3.650%	09/15/24	5	5,231
			10,242
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	10	10,401
4.500%	05/14/35	10	10,716
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	20	20,619
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,875
3.750%	09/15/25	5	5,169
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	25	26,179
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	20	20,092
3.500%	07/20/22	5	5,164
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
3.912%	08/27/21	2	2,048
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	20	20,087
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	5	4,612
			139,962
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,347
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	5,028
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,383
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.202%(c)	09/09/22	20	20,063
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	5,119
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,581

A20

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	$ 15,525
			67,046
Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	5,054
3.625%	11/15/27	35	36,758
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,229
3.900%	03/15/27	5	5,242
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	10,543
4.750%	05/15/47	5	5,784
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	5	5,044
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,039
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	10,403
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,200
4.250%	08/15/29	5	5,421
4.375%	10/01/25	5	5,381
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,170
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	16,046
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,256
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	20	21,832
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	21,170
			179,572
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	5,165
3.750%	06/01/27	15	16,111
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	21,284
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	$ 5,277
			47,837
Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.850%	03/12/20	10	10,036
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	20	19,927
3.000%	01/15/22	15	15,145
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	10,289
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.250%	05/20/27	12	12,531
			67,928
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	10,349
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	11,961
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,000
2.400%	09/15/23	25	25,309
			57,619
Telecommunications — 0.1%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	45,590
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,280
4.150%	04/01/45	10	11,505
			21,785
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	5,005
3.500%	03/15/28	15	15,464
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,059
			30,528

Total Corporate Bonds (cost $2,614,336)			2,748,473

A21

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.625%	03/01/40	5	$ 8,204
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	5,701
			13,905
Florida — 0.0%
County of Miami-Dade FL Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	13,579
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	5	5,059
			18,638
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57	15	21,393
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	10	10,059
Texas — 0.1%
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	26,199
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	16,355

Total Municipal Bonds (cost $97,656)			106,549
Residential Mortgage-Backed Securities — 0.0%
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/31	8	8,083
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2018-SPI02, Class M1, 144A
3.817%(cc)	05/25/48	11	10,945
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	10	9,730

Total Residential Mortgage-Backed Securities (cost $28,313)			28,758
Sovereign Bonds — 0.2%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	20,223
3.300%	03/15/28	20	22,010
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	$ 10,081
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	22	22,768
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	22,331
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	20	20,177
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	10	10,532
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,311

Total Sovereign Bonds (cost $126,784)			133,433
U.S. Government Agency Obligation — 0.0%
Federal Home Loan Banks
1.375%	09/28/20	40	39,818
(cost $39,958)
U.S. Treasury Obligations — 11.5%
U.S. Treasury Bonds
2.250%	08/15/49	20	20,570
2.500%	02/15/45	128	137,730
2.750%	11/15/42	10	11,221
2.750%	08/15/47	500	565,937
2.875%	08/15/45	80	92,184
3.000%	11/15/44	45	52,857
3.000%	05/15/45	5	5,887
3.000%	11/15/45	50	58,979
3.000%	02/15/47	85	100,762
3.000%	05/15/47	15	17,774
3.000%	02/15/48	40	47,492
3.000%	08/15/48	60	71,353
3.125%	11/15/41	88	104,861
3.125%	02/15/43	18	20,872
3.125%	08/15/44	102	122,213
3.125%	05/15/48	15	18,232
3.375%	05/15/44	5	6,228
3.625%	08/15/43	50	64,486
4.500%	02/15/36	67	92,361
4.500%	05/15/38	275	387,610
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	652	645,235
0.125%	01/15/22	480	475,282
0.125%	04/15/22	217	214,941
0.125%	07/15/22	852	848,414
0.125%	01/15/23	649	643,486
0.125%	07/15/26	240	239,533
0.250%	01/15/25	384	384,892
0.250%	07/15/29	48	48,514
0.375%	07/15/25	320	323,937
0.375%	01/15/27	49	49,364

A22

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.375%	07/15/27	92	$ 93,683
0.500%	04/15/24	575	582,272
0.500%	01/15/28	132	135,028
0.625%	07/15/21	487	488,948
0.625%	04/15/23	486	489,300
0.625%	02/15/43	18	17,966
0.750%	07/15/28	124	129,756
0.750%	02/15/42	13	13,726
0.750%	02/15/45	34	35,255
0.875%	01/15/29	36	37,717
0.875%	02/15/47	39	42,414
1.000%	02/15/46	141	155,554
1.000%	02/15/49	44	49,201
1.125%	01/15/21	558	559,745
1.375%	02/15/44	96	114,058
2.125%	02/15/40	31	40,839
2.500%	01/15/29	113	136,688
U.S. Treasury Notes
1.625%	08/31/22(k)	695	695,597
1.625%	11/15/22	75	75,103
2.000%	11/30/22	5	5,063
2.125%	05/31/21	13	13,088
2.250%	11/15/24	5	5,163
2.250%	08/15/27	235	245,676
2.375%	02/29/24	48	49,659
2.625%	12/15/21	40	40,881
2.750%	07/31/23	10	10,434
2.750%	08/31/23	10	10,446
2.750%	02/15/24	5	5,248

Total U.S. Treasury Obligations (cost $9,718,638)			10,151,715

Total Long-Term Investments (cost $78,943,169)			86,722,650

	Shares
Short-Term Investments — 2.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,308,940	1,308,940
PGIM Institutional Money Market Fund (cost $785,012; includes $783,467 of cash collateral for securities on loan)(b)(w)	784,884	784,963

Total Short-Term Investments (cost $2,093,952)		2,093,903

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.0% (cost $81,037,121)		88,816,553

Value
Option Written*~ — (0.2)%
(premiums received $171,522)	$ (168,740)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.8% (cost $80,865,599)	88,647,813

Liabilities in excess of other assets(z) — (0.8)%	(716,660)

Net Assets — 100.0%	$ 87,931,153

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
AQUIS	Aquis Exchange
BABs	Build America Bonds
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NYSE	New York Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $767,986; cash collateral of $783,467 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

A23

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	11/15/19	2,975.00	26	3	$(168,740)
(premiums received $171,522)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	5 Year U.S. Treasury Notes	Dec. 2019	$1,072,336	$ (6,459)
1	10 Year U.S. Treasury Notes	Dec. 2019	130,313	(1,306)
2	20 Year U.S. Treasury Bonds	Dec. 2019	324,625	(4,003)
14	S&P 500 E-Mini Index	Dec. 2019	2,084,950	(21,053)
				(32,821)
Short Positions:
1	2 Year U.S. Treasury Notes	Dec. 2019	215,500	506
4	10 Year U.S. Treasury Notes	Dec. 2019	521,250	5,182
1	10 Year U.S. Ultra Treasury Notes	Dec. 2019	142,406	(1,528)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	191,906	3,913
				8,073
				$(24,748)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24